LITMAN GREGORY FUNDS TRUST

(the “Trust”)

Supplement dated February 2, 2023 to the

Statements of Additional Information (“SAI”)

of the Litman Gregory Funds Trust dated April 29, 2022, as supplemented

Notice to Existing and Prospective Shareholders:

Effective January 27, 2023, Robert L. Oester no longer serves as Chief Compliance Officer of the Trust. John L. Coughlan, Treasurer of the Trust, replaced Mr. Oester as Chief Compliance Officer of the Trust. All references to Mr. Oester with respect to the Trust are hereby removed from the SAI.

The following information replaces the table for Interested Trustees & Officers in the section entitled “Board of Trustees” in each Statement of Additional Information dated April 29, 2022:

Interested Trustees & Officers

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/ Officer During Past Five Years
Jeremy L. DeGroot** 1676 N. California Blvd., Suite 500 Walnut Creek, CA 94596 (born 1963)	Chairman of the Board, Trustee and President	Open-ended term; served as a Chairman since March 2017, Trustee since December 2008 and President since 2014	Chief Investment Officer of Litman Gregory Wealth Management, LLC since 2008; and Co-Chief Investment Officer of Litman Gregory Wealth Management, LLC from 2003 to 2008.	10	None

Jeffrey K. Seeley** 1676 N. California Blvd., Suite 500 Walnut Creek, CA 94596 (born 1969)	Trustee and Secretary	Open-ended term; Trustee since May 2021 and Secretary since December 2021	Deputy Chief Executive Officer, U.S. Chief Operating Officer and Head of Distribution, iM Global Partner US, LLC since 2018; Chief Compliance Officer of iM Global US Distributors, LLC since 2019; Head of Distribution Resource Securities from 2017-2018; and Head of Distribution and Sales, BP Capital Fund Advisors from 2015-2017.	10	None

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/ Officer During Past Five Years
John M. Coughlan 1676 N. California Blvd., Suite 500 Walnut Creek, CA 94596 (born 1956)	Treasurer and Chief Compliance Officer	Open-ended term; served as Treasurer since inception, and as Chief Compliance Officer from September 2004 to April 2022 and from January 2023 to present.	Chief Operating Officer and Chief Compliance Officer of the Advisor since 2004.	N/A	None

**	Denotes Trustees who are “interested persons” of the Trust, as such term is defined under the 1940 Act, because of their relationship with the Advisor (the “Interested Trustees”).

Please keep this Supplement with your Statements of Additional Information.

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